Liberty All-Star®Growth Fund	Schedule of Investments

March 31, 2022 (Unaudited)

	SHARES	VALUE
COMMONA STOCKS (97.24%)
COMMUNICATION SERVICES (4.92%)
Entertainment (2.43%)
Netflix, Inc.(a)	8,981	$3,364,193
Take-Two Interactive Software, Inc.(a)	20,000	3,074,800
Walt Disney Co.(a)	22,299	3,058,531
		9,497,524
Interactive Media & Services (2.39%)
Alphabet, Inc., Class C(a)	1,843	5,147,481
Match Group, Inc.(a)	38,237	4,157,891
		9,305,372
Media (0.10%)
TechTarget, Inc.(a)	4,765	387,299

CONSUMER DISCRETIONARY (11.61%)
Distributors (0.76%)
Pool Corp.	7,000	2,959,950

Diversified Consumer Services (1.77%)
Chegg, Inc.(a)	189,959	6,891,712

Hotels, Restaurants & Leisure (1.89%)
Planet Fitness, Inc., Class A(a)	28,518	2,409,201
Wingstop, Inc.	4,196	492,400
Yum! Brands, Inc.	37,606	4,457,439
		7,359,040
Internet & Direct Marketing Retail (2.76%)
Amazon.com, Inc.(a)	2,579	8,407,411
Etsy, Inc.(a)	19,000	2,361,320
		10,768,731
Leisure Products (0.81%)
Latham Group, Inc.(a)	237,792	3,148,366

Multiline Retail (0.21%)
Ollie's Bargain Outlet Holdings, Inc.(a)	19,252	827,066

Specialty Retail (3.16%)
Asbury Automotive Group, Inc.(a)	18,000	2,883,600
Burlington Stores, Inc.(a)	11,500	2,094,955
Floor & Decor Holdings, Inc., Class A(a)	30,500	2,470,500
MYT Netherlands Parent BV(a)(b)(c)	114,772	1,403,662
Williams-Sonoma, Inc.	24,000	3,480,000
		12,332,717

See Notes to Schedule of Investments.
First Quarter Report (Unaudited) | March 31, 2022	7

Liberty All-Star® Growth Fund	Schedule of Investments

March 31, 2022 (Unaudited)

	SHARES	VALUE
COMMON STOCKS (continued)
Textiles, Apparel & Luxury Goods (0.25%)
Canada Goose Holdings, Inc.(a)(c)	36,645	$964,863

CONSUMER STAPLES (1.92%)
Food Products (0.90%)
McCormick & Co., Inc.	35,000	3,493,000

Household Products (1.02%)
Church & Dwight Co., Inc.	40,000	3,975,200

ENERGY (1.92%)
Energy Equipment & Services (1.92%)
Core Laboratories NV	160,461	5,075,382
Dril-Quip, Inc.(a)	64,041	2,391,931
		7,467,313
FINANCIALS (9.24%)
Banks (1.41%)
First Republic Bank	18,000	2,917,800
Seacoast Banking Corp. of Florida	73,759	2,583,040
		5,500,840
Capital Markets (6.09%)
Hamilton Lane, Inc., Class A	66,264	5,121,544
MSCI, Inc.	10,462	5,261,131
Raymond James Financial, Inc.	37,500	4,121,625
S&P Global, Inc.	9,838	4,035,351
StepStone Group, Inc., Class A	157,637	5,211,479
		23,751,130
Consumer Finance (1.27%)
American Express Co.	20,084	3,755,708
LendingTree, Inc.(a)	10,038	1,201,248
		4,956,956
Insurance (0.12%)
Goosehead Insurance, Inc., Class A	6,101	479,356

Thrifts & Mortgage Finance (0.35%)
Axos Financial, Inc.(a)	28,996	1,345,124

HEALTH CARE (19.84%)
Biotechnology (3.64%)
ACADIA Pharmaceuticals, Inc.(a)	61,536	1,490,402
Horizon Pharma Plc(a)	37,500	3,945,375
Natera, Inc.(a)	17,167	698,353
Neurocrine Biosciences, Inc.(a)	37,000	3,468,750

See Notes to Schedule of Investments.
8	www.all-starfunds.com

Liberty All-Star® Growth Fund	Schedule of Investments

March 31, 2022 (Unaudited)

	SHARES	VALUE
COMMON STOCKS (continued)
Biotechnology (continued)
Regeneron Pharmaceuticals, Inc.(a)	5,435	$3,795,913
Ultragenyx Pharmaceutical, Inc.(a)	10,784	783,134
		14,181,927
Health Care Equipment & Supplies (5.82%)
Abbott Laboratories	32,721	3,872,857
Cooper Cos., Inc.	8,500	3,549,515
Glaukos Corp.(a)	35,780	2,068,800
Inogen, Inc.(a)	15,529	503,450
Intuitive Surgical, Inc.(a)	10,790	3,255,127
Nevro Corp.(a)	33,172	2,399,331
ResMed, Inc.	15,000	3,637,650
STERIS PLC	14,000	3,384,780
		22,671,510
Health Care Providers & Services (3.67%)
PetIQ, Inc.(a)	21,379	521,648
Progyny, Inc.(a)	129,870	6,675,318
UnitedHealth Group, Inc.	13,385	6,825,948
US Physical Therapy, Inc.	2,691	267,620
		14,290,534
Health Care Technology (0.41%)
Inspire Medical Systems, Inc.(a)	5,295	1,359,174
Tabula Rasa HealthCare, Inc.(a)	42,654	245,687
		1,604,861
Life Sciences Tools & Services (6.26%)
Charles River Laboratories International, Inc.(a)	10,500	2,981,685
Danaher Corp.	19,511	5,723,162
Illumina, Inc.(a)	10,156	3,548,506
Mettler-Toledo International, Inc.(a)	2,500	3,432,975
NeoGenomics, Inc.(a)	19,400	235,710
Thermo Fisher Scientific, Inc.	8,468	5,001,624
West Pharmaceutical Services, Inc.	8,500	3,491,035
		24,414,697
Pharmaceuticals (0.04%)
Aerie Pharmaceuticals, Inc.(a)	17,441	158,713

INDUSTRIALS (12.51%)
Aerospace & Defense (1.12%)
Huntington Ingalls Industries, Inc.	17,000	3,390,480
Kratos Defense & Security Solutions, Inc.(a)	47,073	964,055
		4,354,535

See Notes to Schedule of Investments.
First Quarter Report (Unaudited) | March 31, 2022	9

Liberty All-Star® Growth Fund	Schedule of Investments

March 31, 2022 (Unaudited)

	SHARES	VALUE
COMMON STOCKS (continued)
Building Products (0.72%)
Masco Corp.	55,000	$2,805,000

Commercial Services & Supplies (4.28%)
Casella Waste Systems, Inc., Class A(a)	81,770	7,167,140
Copart, Inc.(a)	27,500	3,450,425
Montrose Environmental Group, Inc.(a)	114,904	6,081,869
		16,699,434
Construction & Engineering (1.11%)
Ameresco, Inc., Class A(a)	54,410	4,325,595

Electrical Equipment (0.65%)
Generac Holdings, Inc.(a)	8,500	2,526,710

Machinery (0.84%)
IDEX Corp.	17,000	3,259,410

Professional Services (0.90%)
Booz Allen Hamilton Holding Corp.	40,000	3,513,600

Road & Rail (0.81%)
Saia, Inc.(a)	13,000	3,169,660

Trading Companies & Distributors (2.08%)
SiteOne Landscape Supply, Inc.(a)	37,476	6,059,494
Transcat, Inc.(a)	25,162	2,041,645
		8,101,139
INFORMATION TECHNOLOGY (28.50%)
Communications Equipment (0.78%)
Ciena Corp.(a)	50,000	3,031,500

Electronic Equipment, Instruments & Components (3.68%)
Keysight Technologies, Inc.(a)	20,000	3,159,400
Novanta, Inc.(a)	28,239	4,018,127
Teledyne Technologies, Inc.(a)	9,000	4,253,670
Zebra Technologies Corp., Class A(a)	7,000	2,895,900
		14,327,097
IT Services (6.55%)
Akamai Technologies, Inc.(a)	32,000	3,820,480
CI&T, Inc., Class A(a)	84,111	1,347,458
FleetCor Technologies, Inc.(a)	17,036	4,242,986
Globant SA(a)	21,332	5,590,478
Grid Dynamics Holdings, Inc.(a)	2,693	37,918

See Notes to Schedule of Investments.
10	www.all-starfunds.com

Liberty All-Star® Growth Fund	Schedule of Investments

March 31, 2022 (Unaudited)

	SHARES	VALUE
COMMON STOCKS (continued)
IT Services (continued)
PayPal Holdings, Inc.(a)	31,468	$3,639,274
Visa, Inc., Class A	30,973	6,868,882
		25,547,476
Semiconductors & Semiconductor Equipment (4.77%)
Azenta, Inc.	41,000	3,398,080
Diodes, Inc.(a)	35,000	3,044,650
Entegris, Inc.	28,500	3,740,910
Impinj, Inc.(a)	29,335	1,863,946
Monolithic Power Systems, Inc.	8,000	3,885,440
Skyworks Solutions, Inc.	20,000	2,665,600
		18,598,626
Software (12.72%)
Autodesk, Inc.(a)	16,337	3,501,836
BTRS Holdings, Inc.(a)	58,642	438,642
Cerence, Inc.(a)	4,934	178,117
Ebix, Inc.	11,979	397,104
Everbridge, Inc.(a)	4,632	202,140
Intuit, Inc.	11,203	5,386,851
Microsoft Corp.	21,684	6,685,394
Paycom Software, Inc.(a)	10,000	3,463,800
Qualys, Inc.(a)	30,000	4,272,300
Rapid7, Inc.(a)	15,459	1,719,659
RingCentral, Inc., Class A(a)	16,412	1,923,651
salesforce.com, Inc.(a)	21,142	4,488,869
SEMrush Holdings, Inc., Class A(a)	14,921	178,157
SPS Commerce, Inc.(a)	72,356	9,493,107
Vertex, Inc., Class A(a)	143,808	2,206,015
Workday, Inc., Class A(a)	21,146	5,063,621
		49,599,263
MATERIALS (3.08%)
Chemicals (1.46%)
Ecolab, Inc.	15,043	2,655,992
Sherwin-Williams Co.	12,167	3,037,127
		5,693,119
Containers & Packaging (1.62%)
Ball Corp.	57,440	5,169,600
Ranpak Holdings Corp.(a)	55,952	1,143,099
		6,312,699
REAL ESTATE (3.70%)
Equity Real Estate Investment Trusts (REITs) (1.92%)
Equinix, Inc.	5,490	4,071,494

See Notes to Schedule of Investments.
First Quarter Report (Unaudited) | March 31, 2022	11

Liberty All-Star® Growth Fund	Schedule of Investments

March 31, 2022 (Unaudited)

	SHARES	VALUE
COMMON STOCKS (continued)
Equity Real Estate Investment Trusts (REITs) (continued)
Sun Communities, Inc.	19,500	$3,418,155
		7,489,649
Real Estate Management & Development (1.78%)
FirstService Corp.	47,993	6,953,226

TOTAL COMMON STOCKS
(COST OF $287,359,478)		379,041,539

SHORT TERM INVESTMENTS (3.37%)
MONEY MARKET FUND (3.05%)
State Street Institutional US Government Money Market Fund, 0.24%(d)
(COST OF $11,881,452)	11,881,452	11,881,452

INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LOANED (0.32%)
State Street Navigator Securities Lending Government Money Market Portfolio, 0.25%
(COST OF $1,241,212)	1,241,212	1,241,212

TOTAL SHORT TERM INVESTMENTS
(COST OF $13,122,664)		13,122,664

TOTAL INVESTMENTS (100.61%)
(COST OF $300,482,142)		392,164,203

LIABILITIES IN EXCESS OF OTHER ASSETS (-0.61%)		(2,365,306)

NET ASSETS (100.00%)		$389,798,897

NET ASSET VALUE PER SHARE
(55,752,392 SHARES OUTSTANDING)		$6.99

(a)	Non-income producing security.
(b)	American Depositary Receipt.
(c)	Security, or a portion of the security position, is currently on loan. The total market value of securities on loan is $1,586,660.
(d)	Rate reflects seven-day effective yield on March 31, 2022.

See Notes to Schedule of Investments.
12	www.all-starfunds.com

Liberty All-Star® Growth Fund	Notes to Schedule of Investments

March 31, 2022 (Unaudited)

Security Valuation

Equity securities are valued at the last sale price at the close of the principal exchange on which they trade, except for securities listed on the NASDAQ Stock Market LLC (“NASDAQ”), which are valued at the NASDAQ official closing price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Cash collateral from securities lending activity is reinvested in the State Street Navigator Securities Lending Government Money Market Portfolio (“State Street Navigator”), a registered investment company under the Investment Company Act of 1940 (the “1940 Act”), which operates as a money market fund in compliance with Rule 2a-7 under the 1940 Act. Shares of registered investment companies are valued daily at that investment company’s net asset value per share.

The Fund’s investments are valued at market value or, in the absence of market value with respect to any portfolio securities, at fair value according to procedures adopted by the Fund's Board of Directors (the "Board"). When market quotations are not readily available, or in management’s judgment they do not accurately reflect fair value of a security, or an event occurs after the market close but before the Fund is priced that materially affects the value of a security, the security will be valued by the Fund’s Valuation Committee, using fair valuation procedures established by the Board. Examples of potentially significant events that could materially impact a Fund’s net asset value include, but are not limited to: single issuer events such as corporate actions, reorganizations, mergers, spin-offs, liquidations, acquisitions and buyouts; corporate announcements on earnings or product offerings; regulatory news; and litigation and multiple issuer events such as governmental actions; natural disasters or armed conflicts that affect a country or a region; or significant market fluctuations. Potential significant events are monitored by the Advisor, ALPS Advisors, Inc. (the “Advisor”), Sub-Advisers and/or the Valuation Committee through independent reviews of market indicators, general news sources and communications from the Fund’s custodian. As of March 31, 2022, the Fund held no securities that were fair valued.

Security Transactions

Security transactions are recorded on trade date. Cost is determined and gains/(losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Interest income is recorded on the accrual basis. Corporate actions and dividend income are recorded on the ex-date.

The Fund estimates components of distributions from real estate investment trusts (“REITs”). Distributions received in excess of income are recorded as a reduction of the cost of the related investments. Once the REIT reports annually the tax character of its distributions, the Fund revises its estimates. If the Fund no longer owns the applicable securities, any distributions received in excess of income are recorded as realized gains.

First Quarter Report (Unaudited) | March 31, 2022	13

Liberty All-Star® Growth Fund	Notes to Schedule of Investments

March 31, 2022 (Unaudited)

Lending of Portfolio Securities

The Fund may lend its portfolio securities only to borrowers that are approved by the Fund’s securities lending agent, State Street Bank & Trust Co. (“SSB”). The Fund will limit such lending to not more than 20% of the value of its total assets. The borrower pledges and maintains with the Fund collateral consisting of cash (U.S. Dollar only), securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, or by irrevocable bank letters of credit issued by a person other than the borrower or an affiliate of the borrower. The initial collateral received by the Fund is required to have a value of no less than 102% of the market value of the loaned securities for securities traded on U.S. exchanges and a value of no less than 105% of the market value for all other securities. The collateral is maintained thereafter, at a market value equal to no less than 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. During the term of the loan, the Fund is entitled to all distributions made on or in respect of the loaned securities. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

Any cash collateral received is reinvested in State Street Navigator. Non-cash collateral, in the form of securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, is not disclosed in the Fund’s Schedule of Investments as it is held by the lending agent on behalf of the Fund, and the Fund does not have the ability to re-hypothecate these securities.

The following is a summary of the Fund’s securities lending positions and related cash and non-cash collateral received as of March 31, 2022:

Market Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received	Total Collateral Received
$1,586,660	$1,241,212	$388,750	$1,629,962

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Fund benefits from a borrower default indemnity provided by SSB. SSB’s indemnity allows for full replacement of securities lent wherein SSB will purchase the unreturned loaned securities on the open market by applying the proceeds of the collateral, or to the extent such proceeds are insufficient or the collateral is unavailable, SSB will purchase the unreturned loan securities at SSB’s expense. However, the Fund could suffer a loss if the value of the investments purchased with cash collateral falls below the value of the cash collateral received.

Fair Value Measurements

The Fund discloses the classification of its fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

14	www.all-starfunds.com

Liberty All-Star® Growth Fund	Notes to Schedule of Investments

March 31, 2022 (Unaudited)

Valuation techniques used to value the Fund’s investments by major category are as follows:

Equity securities that are valued based on unadjusted quoted prices in active markets are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the mean of the most recent quoted bid and ask prices on such day and are generally categorized as Level 2 in the hierarchy. Investments in shares of registered investment companies are valued at their closing NAV each business day and are categorized as Level 1 in the hierarchy.

Various inputs are used in determining the value of the Fund’s investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments.

These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1	–	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that a Fund has the ability to access at the measurement date;

Level 2	–	Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3	–	Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2022:

	Valuation Inputs
Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Common Stocks*	$379,041,539	$–	$–	$379,041,539
Short Term Investments	13,122,664	–	–	13,122,664
Total	$392,164,203	$–	$–	$392,164,203

*	See Schedule of Investments for industry classifications.

The Fund did not have any securities which used significant unobservable inputs (Level 3) in determining fair value during the period.

First Quarter Report (Unaudited) | March 31, 2022	15

Liberty All-Star® Growth Fund	Notes to Schedule of Investments

March 31, 2022 (Unaudited)

Indemnification

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims against the Fund. Also, under the Fund’s organizational documents and by contract, the Directors and Officers of the Fund are indemnified against certain liabilities that may arise out of their duties to the Fund. However, based on experience, the Fund expects the risk of loss due to these warranties and indemnities to be minimal.

Maryland Statutes

By resolution of the Board of Directors, the Fund has opted into the Maryland Control Share Acquisition Act and the Maryland Business Combination Act. In general, the Maryland Control Share Acquisition Act provides that “control shares” of a Maryland corporation acquired in a control share acquisition may not be voted except to the extent approved by shareholders at a meeting by a vote of two-thirds of the votes entitled to be cast on the matter (excluding shares owned by the acquirer and by officers or directors who are employees of the corporation). “Control shares” are voting shares of stock which, if aggregated with all other shares of stock owned by the acquirer or in respect of which the acquirer is able to exercise or direct the exercise of voting power (except solely by virtue of a revocable proxy), would entitle the acquirer to exercise voting power in electing directors within certain statutorily defined ranges (one-tenth but less than one-third, one-third but less than a majority, and more than a majority of the voting power). In general, the Maryland Business Combination Act prohibits an interested shareholder (a shareholder that holds 10% or more of the voting power of the outstanding stock of the corporation) of a Maryland corporation from engaging in a business combination (generally defined to include a merger, consolidation, share exchange, sale of a substantial amount of assets, a transfer of the corporation’s securities and similar transactions to or with the interested shareholder or an entity affiliated with the interested shareholder) with the corporation for a period of five years after the most recent date on which the interested shareholder became an interested shareholder. At the time of adoption, March 19, 2009, the Board and the Fund were not aware of any shareholder that held control shares or that was an interested shareholder under the statutes.

16	www.all-starfunds.com

Liberty All-Star® Growth Fund	Description of Lipper Benchmark and Market Indices

March 31, 2022 (Unaudited)

Dow Jones Industrial Average

A price-weighted measure of 30 U.S. blue-chip companies.

Lipper Multi-Cap Growth Mutual Fund Average

The average of funds that, by portfolio practice, invest in a variety of market capitalization ranges without concentrating 75% of their equity assets in any one market capitalization range over an extended period of time. Multi-Cap growth funds typically have above-average characteristics compared to the S&P SuperComposite 1500® Index.

NASDAQ Composite Index

Measures all NASDAQ domestic and international based common type stocks listed on the NASDAQ Stock Market.

Russell 3000® Growth Index

Measures the performance of those Russell 3000® companies with lower book-to-price ratios and higher growth values. The Russell 3000® Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

Russell 3000® Value Index

Measures the performance of those Russell 3000® companies with higher book-to-price ratios and lower growth values.

Russell Top 200® Growth Index

Measures the performance of those Russell Top 200® companies with lower book-to-price-ratios and higher growth values. The Russell Top 200® Index measures the performance of the 200 largest companies in the Russell 3000® Index.

Russell 1000® Growth Index (Largecap)

Measures the performance of those Russell 1000® companies with lower book-to-price-ratios and higher growth values. The Russell 1000® Index measures the performance of the 1,000 largest companies in the Russell 3000® Index.

Russell 1000® Value Index (Largecap)

Measures the performance of those Russell 1000® companies with higher book-to-price-ratios and lower growth values.

Russell Midcap® Growth Index

Measures the performance of those Russell Midcap® companies with lower book-to-price-ratios and higher growth values. The Russell Midcap® Index measures the performance of the 800 smallest companies in the Russell 1000® Index.

Russell Midcap® Value Index

Measures the performance of those Russell Midcap® companies with higher book-to-price-ratios and lower growth values.

First Quarter Report (Unaudited) | March 31, 2022	17

Liberty All-Star® Growth Fund	Description of Lipper Benchmark and Market Indices

March 31, 2022 (Unaudited)

Russell 2000® Growth Index (Smallcap)

Measures the performance of those Russell 2000® companies with lower book-to-price-ratios and higher growth values. The Russell 2000® Index measures the performance of the 2,000 smallest companies in the Russell 3000® Index.

Russell 2000® Value Index (Smallcap)

Measures the performance of those Russell 2000® companies with higher book-to-price-ratios and lower growth values.

Russell Growth Benchmark

The average of the Russell Top 200®, Midcap® and 2000® Growth Indices.

S&P 500® Index

A large cap U.S. equities index that includes 500 leading companies and represents more than 83% of the total domestic U.S. equity market capitalization.

An investor cannot invest directly in an index.

18	www.all-starfunds.com